FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

14.                                                 FAIR VALUE MEASUREMENTS

The following table summarized the movement of the balances of the Group’s financial liabilities measured at fair value with level 3 inputs on a recurring basis:

	Balance at December 31, 2010	Addition due to acquisition	Changes in fair value	Move to consideration payable	Balance at December 31 2011	Change in fair value	Move to consideration payable	Balance at December 31 2012

Contingent consideration:
Tansun	2,307	—	855	(3,162)	—	—	—	—
Dimension	—	5,155	814	(3,147)	2,822	170	(2,992)	—
Total	2,307	5,155	1,669	(6,309)	2,822	170	(2,992)	—

The contingent consideration of Tansun based on the earnings for 2010 and 2011 were determined to be US$3,030 and US$3,162 as of December 31, 2010 and 2011, respectively. The contingent consideration of Dimension based on the earnings for 2011 and 2012 were determined to be US$3,147 and US$2,992 as of December 31, 2011 and 2012, respectively.

Measured at fair value on a non-recurring basis

The Group measured fair value of assets and liabilities acquired in business acquisitions using various valuation methods, primarily consisting of the “cost,” “income approach-excess earnings” and “with & without” valuation methods.  These purchased assets and liabilities are considered Level 3 assets and liabilities because the Group used unobservable inputs, reflecting the Group’s assessment of the assumptions that market participants would use in valuing these assets and liabilities (Note 3).

The Group measured the intangible assets at fair value on a nonrecurring basis when the carrying amount of an asset may no longer be recoverable as results of the impairment assessment (Note 9). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.

The Group measured the goodwill at fair value on a nonrecurring basis when it is annually evaluated or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value as a result of the impairment assessments (Note 8). The fair value was determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection on the discounted future cash flow and the discount rate.